SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

MONEY MARKET
FUND

ANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               6   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      8   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             9   A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS    20  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   24  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   26  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           27

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998                 PAST 1  PAST 5  LIFE OF
                                             YEAR    YEARS   FUND

SPARTAN MONEY MARKET FUND                    5.43%   26.79%  67.31%

ALL TAXABLE MONEY MARKET FUNDS AVERAGE       5.17%   24.95%  60.57%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on January 23, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 885 money market funds. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.) AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998                 PAST 1  PAST 5  LIFE OF
                                             YEAR    YEARS   FUND

SPARTAN MONEY MARKET FUND                    5.43%   4.86%   5.71%

ALL TAXABLE MONEY MARKET FUNDS AVERAGE       5.17%   4.55%   5.25%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
     4/28/98  2/3/98  10/28/97  7/29/97  4/29/97



                           5.23%    5.34%    5.30%     5.30%    5.22%
SPARTAN MONEY MARKET FUND



ALL TAXABLE MONEY MARKET   5.00%    5.08%    5.03%     5.02%    4.96%
 FUNDS AVERAGE



                           4/29/98  1/28/98  10/29/97  7/30/97  4/30/97



                           2.52%    2.55%    2.65%     2.64%    2.64%
MMDA


Row: 1, Col: 1, Value: 5.23
Row: 1, Col: 2, Value: 5.0
Row: 1, Col: 3, Value: 2.52
Row: 2, Col: 1, Value: 5.34
Row: 2, Col: 2, Value: 5.08
Row: 2, Col: 3, Value: 2.55
Row: 3, Col: 1, Value: 5.3
Row: 3, Col: 2, Value: 5.03
Row: 3, Col: 3, Value: 2.64
Row: 4, Col: 1, Value: 5.3
Row: 4, Col: 2, Value: 5.02
Row: 4, Col: 3, Value: 2.64
Row: 5, Col: 1, Value: 5.22
Row: 5, Col: 2, Value: 4.96
Row: 5, Col: 3, Value: 2.64
6% -
5% -
4% -
3% -
2% -
1% -
0%
Spartan
Money Market Fund
All Taxable Money
Market Funds Average
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns
to its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with John Todd, Portfolio Manager of Spartan Money Market
Fund
Q. JOHN, WHAT HAS THE INVESTING ENVIRONMENT BEEN LIKE OVER THE PAST 12
MONTHS?
A. At the beginning of the period, the economy appeared to moderate from the torrid pace set in the first quarter of 1997 with most inflation indicators, such as the producer price index (PPI) - a measure of wholesale prices - and the consumer price index (CPI), trending down. Many market observers hoped that this apparent moderation would prevent the Federal Reserve Board from having to raise short-term interest rates several more times - which it would do to slow the economy and head off inflation - following its last rate increase in March 1997. At that time, the Fed raised the fed funds rate - the rate banks charge each other for overnight loans - to 5.50% from 5.25%. However, when a true economic slowdown failed to materialize in the late summer months, prices for money market securities again began to price in the risk of higher rates. During the fourth quarter of 1997, news of currency crises and bank failures in several Southeast Asian countries emerged. The general fear that the localized financial turmoil in Asia would spread globally caused a major sell-off in U.S. equity markets in late October. Consequently, rates generally fell and the prospects of further interest-rate increases were priced out of the market.
Q. WHAT HAPPENED NEXT?
A. At the end of 1997 and into early 1998, talk of an interest-rate cut actually began to circulate, as fears of a slowdown in exports emerged following the drastic cheapening of Asian goods. At that point, the yield curve flattened - meaning little difference existed between the yields of short- and longer-maturity securities. The yields of longer-term, fixed-income securities came down dramatically, stimulating the residential real estate market as well as the domestic economy generally through increased mortgage refinancings - making consumers `wealthier' by reducing their monthly mortgage payments and improving overall cash flow. In addition, the stock market rallied to new heights - with the Dow Jones Industrial Average closing above 9,000 for the first time ever in April. This re-stimulated economy seemed to overwhelm the potential negative impact of the Asian crisis
- and again rekindled concerns that the Fed would raise interest rates to head off inflation. However, data suggested that inflation remained benign. First-quarter real GDP - gross domestic product adjusted for inflation - grew at a surprisingly strong rate of 4.8%, while the employment cost index rose at a slower-than-expected rate despite an unusually tight labor market.
Q. WHAT WAS YOUR STRATEGY?
A. During the first half of the period when the money market yield curve was steep - meaning the longer-maturity securities were yielding much more than the shorter-maturity securities - and these securities had priced in several interest-rate increases, I ran the fund with a 70-plus-day average maturity, taking advantage of the attractive yields at the long end of the curve. Late in 1997 when the Asian crisis built to a crescendo and the money market yield curve flattened dramatically, I shortened the fund's average maturity to about 54 days. This enabled the fund to take advantage of attractive year-end rates. I also shortened the maturity because some market observers began to expect the Fed to lower rates in an effort to offset the negative effects of the Asian crisis. I felt this was premature and - with the yield curve flattening - there was little incentive to buy longer-term securities. Late in the period, the market became concerned with the resilience of the domestic economy. As a result, market participants dismissed the notion that the Fed would lower interest rates, so I extended the fund's average maturity to about 73 days at the end of the period because the yield curve developed a more positive slope.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on April 30, 1998, was 5.23%, compared to 5.23% 12 months ago. For the 12 months that ended April 30, 1998, the fund had a total return of 5.43%, compared to 5.17% for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I think the economy will continue to receive some lingering stimulus from the earlier decline in interest rates. I also believe that the worst possible effects of Asia are behind us. As a result, I think there's a good chance that the Fed will need to act preemptively
- raising interest rates in an effort to head off future inflationary pressures. However, I still believe we need to monitor the situation in Asia carefully because another downturn in the financial markets there could cause negative effects to linger in the U.S. and around the globe. If things stay the way they are, I believe the Fed may raise rates in the third quarter. However, the best-case scenario is that the Fed will leave rates unchanged for the remainder of the year. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: SEEKS HIGH CURRENT INCOME
WITH SHARE PRICE STABILITY BY
INVESTING IN HIGH-QUALITY,
SHORT-TERM MONEY MARKET
SECURITIES OF ALL TYPES
FUND NUMBER: 454
TRADING SYMBOL: SPRXX
START DATE: JANUARY 23, 1989
SIZE: AS OF APRIL 30, 1998,
MORE THAN $8.8 BILLION
MANAGER: JOHN TODD, SINCE
1989; MANAGER, SEVERAL
FIDELITY TAXABLE MONEY MARKET
FUNDS; JOINED FIDELITY IN 1981
(CHECKMARK)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           4/30/98           10/31/97          4/30/97

  0 - 30   45                45                57

 31 - 90   26                26                20

 91 - 180  20                20                11

181 - 397   9                 9                12

WEIGHTED AVERAGE MATURITY
                       4/30/98  10/31/97  4/30/97

SPARTAN MONEY MARKET   73 DAYS  75 DAYS   69 DAYS

ALL TAXABLE MONEY      58 DAYS  55 DAYS   52 DAYS
MARKET FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998  AS OF OCTOBER 31, 1997
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 35.0
Row: 1, Col: 4, Value: 63.0
Bank CD's, BAs
TDs and notes 68%
Commercial Paper 28%
Government
securities 3%
Other  1%

Bank CDs, BAs,
TDs, and notes 64%
Commercial paper 35%
Government
securities 1%
Other  0%

Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 3.5
Row: 1, Col: 3, Value: 28.0
Row: 1, Col: 4, Value: 66.5
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS APRIL 30, 1998

Showing Percentage of Total Value of Investments


CERTIFICATES OF DEPOSIT - 45.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
DOMESTIC CERTIFICATES OF DEPOSIT - 2.2%
Chase Manhattan Bank (USA) Delaware
 5/11/98 5.56% $ 55,000 $ 55,000
Corestates Bank
 5/4/98 5.64  12,000  12,000
 5/11/98 5.60  5,000  5,000
 5/29/98 5.62  5,000  5,000
Mellon Bank, NA (Pittsburgh)
 5/5/98 5.58  40,000  40,000
Morgan Guaranty Trust Co., NY
 8/6/98 5.90  36,995  36,992
Wachovia Bank, NA
 5/18/98 5.59 (a)  15,000  14,996
Westpac Banking Corp.
 5/5/99 5.85  15,000  14,993
World Savings Bank, FSB
 5/1/98 5.60  10,000  10,000
   193,981
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 31.4%
ABN-AMRO Bank NV
 8/14/98 5.90  27,000  27,001
 10/19/98 5.50  90,000  90,000
Bank of Montreal, Canada
 5/4/98 5.52  45,000  45,000
 5/13/98 5.53  100,000  100,000
Bank of Nova Scotia
 7/21/98 5.97  12,000  11,996
 8/31/98 5.97  30,000  29,994
 10/1/98 5.52  25,000  25,022
 3/5/99 5.75  30,000  29,985
Bank of Scotland Treasury Services
 5/19/98 5.53  15,000  15,000
Banque Nationale de Paris
 6/4/98 5.52  40,000  40,000
 9/23/98 5.62  25,000  24,995
Barclays Bank, PLC
 5/20/98 5.52  140,000  140,000
Bayerische Hypotheken-und Wechsel
 5/4/98 5.57  50,000  50,000
 5/11/98 5.56  30,000  30,000
Bayerische Landesbank Girozentrale
 7/17/98 5.90  55,000  54,996
Bayerische Vereinsbank, AG
 5/4/98 5.66  40,000  40,000
 2/26/99 5.70  75,000  74,970
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Canadian Imperial Bank of Commerce
 5/5/98 5.56% $ 75,000 $ 75,000
 6/3/98 5.54  55,000  55,000
 8/28/98 5.97  55,000  54,990
 3/2/99 5.70  55,000  54,971
Credit Agricole Indosuez
 5/4/98 5.80  85,000  85,000
 5/20/98 5.52  35,000  35,000
 10/14/98 5.90  50,000  49,989
 10/19/98 5.97  25,000  24,992
 10/21/98 5.62  50,000  50,000
 10/21/98 6.00  30,000  29,993
 2/26/99 5.70  20,000  19,994
 4/28/99 5.81  60,000  59,977
 4/30/99 5.87  55,000  54,969
Deutsche Bank, AG
 8/3/98 5.52  90,000  90,000
 8/10/98 5.91  55,000  54,991
 8/10/98 5.92  27,000  26,996
 2/10/99 5.60  25,000  24,991
 3/5/99 5.75  60,000  59,973
 10/26/98 6.00  20,000  19,994
Generale Banque de Paris
 5/12/98 5.60  15,000  15,000
National Westminster Bank, PLC
 7/29/98 5.52  20,000  20,001
 8/10/98 6.00  13,000  12,995
 9/25/98 5.88  18,000  17,994
 2/26/99 5.70  60,000  59,981
 3/2/99 5.70  55,000  54,978
Rabobank Nederland, Coop. Central
 5/5/99 5.83  15,000  14,991
Royal Bank of Canada
 8/7/98 5.90  37,000  36,997
 8/13/98 6.00  25,000  24,996
 9/15/98 5.61  30,000  30,015
 2/10/99 5.60  55,000  54,976
 2/26/99 5.70  20,000  19,989
Royal Bank of Scotland, PLC
 6/15/98 5.85  12,000  12,000
Societe Generale, France
 6/3/98 5.59  50,000  50,000
 6/8/98 5.58  75,000  75,000
 8/4/98 5.53  10,000  10,000
 8/24/98 5.55  75,000  75,000
 10/20/98 5.60  70,000  70,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Swiss Bank Corp.
 6/1/98 5.54% $ 85,000 $ 85,000
 8/19/98 5.91  25,000  24,997
 8/28/98 5.97  55,000  54,991
 10/21/98 5.50  90,000  90,000
 12/16/98 5.55  25,600  25,638
 3/19/99 5.70  75,000  74,956
 4/30/99 5.87  55,000  54,969
   2,821,243
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 12.0%
Abbey National Treasury Services, PLC
 5/18/98 5.54  15,000  15,000
 6/17/98 5.56  100,000  100,000
 6/22/98 5.56  100,000  100,000
 6/25/98 5.56  100,000  100,000
 9/28/98 5.60  30,000  30,000
 10/6/98 5.61  25,000  25,000
ABN-AMRO Bank NV
 5/6/98 5.55  30,000  30,000
Bank of Nova Scotia
 5/19/98 5.56  75,000  75,000
 9/28/98 5.61  45,000  44,996
Barclays Bank, PLC
 5/11/98 5.54  35,000  35,000
 5/20/98 5.56  20,000  20,003
 6/9/98 5.54  70,000  70,000
 9/24/98 5.60  60,000  60,000
 10/21/98 5.60  15,000  15,000
 10/28/98 5.65  40,000  39,993
Lloyds Bank, PLC
 10/26/98 5.53  25,000  25,046
National Westminster Bank, PLC
 5/6/98 5.56  85,000  85,000
NationsBank, NA
 9/14/98 5.55  65,000  65,000
Rabobank Nederland, Coop. Central
 9/9/98 5.61  75,000  75,000
Toronto-Dominion Bank
 6/1/98 5.54  25,000  25,000
 10/14/98 5.93  30,000  30,000
Westdeutsche Landesbank Girozentrale
 6/18/98 5.54  10,000  10,000
   1,075,038
TOTAL CERTIFICATES OF DEPOSIT   4,090,262
COMMERCIAL PAPER - 34.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
ABN-AMRO North America, Inc.
 7/2/98 5.84% $ 30,077 $ 29,787
 7/13/98 5.84  20,000  19,773
American Express Credit Corp.
 5/14/98 5.59  10,000  9,980
 8/13/98 5.58  10,000  9,843
Aspen Funding Corp.
 5/20/98 5.56  40,000  39,883
 5/27/98 5.56  10,000  9,960
 6/2/98 5.58  40,000  39,803
 6/3/98 5.56  22,000  21,888
Asset Securitization Coop. Corp.
 5/7/98 5.58  20,000  19,982
Associates Corp. of North America
 5/11/98 5.53  5,000  4,992
 5/12/98 5.53  40,000  39,933
 5/13/98 5.57  20,000  19,963
 5/21/98 5.57  20,000  19,939
 6/2/98 5.55  5,000  4,976
Bank of Scotland Treasury Services
 5/7/98 5.52  35,000  34,968
Bayerische Landesbank Girozentrale
 5/27/98 5.57  40,000  39,841
Bear Stearns Cos., Inc.
 5/11/98 5.59  25,000  24,962
 5/20/98 5.59  5,000  4,985
Beneficial Corp.
 5/13/98 5.60  25,000  24,954
 6/10/98 5.55  10,000  9,939
 7/14/98 5.60  15,000  14,830
 7/15/98 5.60  10,000  9,885
BMW US Capital Corp.
 5/6/98 5.58  10,000  9,992
 5/7/98 5.58  5,000  4,995
 6/10/98 5.59  14,655  14,565
 6/12/98 5.60  10,000  9,936
 6/15/98 5.59  15,000  14,897
Caisse des Depots et Consigns
 5/6/98 5.57  10,000  9,992
Caisse d'Amortissement de la Dette Sociale
 6/5/98 5.84  60,000  59,669
 6/11/98 5.87  40,000  39,740
Chase Manhattan Corp.
 5/21/98 5.57  85,000  84,740
Chrysler Financial Corp.
 6/3/98 5.61  10,000  9,949
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
CIESCO, L.P.
 5/11/98 5.58% $ 20,000 $ 19,969
 6/1/98 5.54  10,000  9,953
 6/24/98 5.55  10,000  9,918
CIT Group, Inc.
 5/19/98 5.57  20,000  19,945
 6/2/98 5.58  35,000  34,829
 6/10/98 5.55  20,000  19,879
Citibank Credit Card Master Trust I (Dakota Certificate Program)
 5/18/98 5.60  15,000  14,961
 5/20/98 5.55  25,000  24,928
 6/8/98 5.60  25,000  24,854
 6/16/98 5.55  41,128  40,839
Corestates Bank
 5/4/98 5.64 (a)  13,000  13,000
Cregem North America, Inc.
 6/4/98 5.57  15,000  14,922
 6/8/98 5.58  30,000  29,826
 6/9/98 5.58  10,000  9,940
Daimler-Benz North America Corp.
 5/7/98 5.52  10,000  9,991
 6/10/98 5.57  16,613  16,511
Deere & Co.
 5/26/98 5.56  25,000  24,905
Delaware Funding Corporation
 6/18/98 5.57  10,000  9,926
Den Danske Corp., Inc.
 5/28/98 5.55  15,000  14,938
 7/1/98 5.59  25,000  24,767
Deutsche Bank Financial, Inc.
 5/6/98 5.57  63,000  62,952
 5/18/98 5.55  90,000  89,765
Diageo Capital, PLC
 5/4/98 5.59  10,000  9,995
 5/5/98 5.59  20,000  19,988
 6/23/98 5.58  15,000  14,878
Dresdner U.S. Finance Inc.
 5/15/98 5.53  45,736  45,638
Eiger Capital Corp.
 5/14/98 5.58  15,000  14,970
 5/26/98 5.55  15,000  14,943
Enterprise Funding Corp.
 5/4/98 5.58  8,000  7,996
 5/12/98 5.54  10,000  9,983
 5/14/98 5.60  15,000  14,970
 5/26/98 5.56  21,000  20,919
 5/27/98 5.55  15,473  15,411
 6/4/98 5.60  10,000  9,948
 6/15/98 5.56  9,329  9,265
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Ford Motor Credit Co.
 5/6/98 5.54% $ 25,000 $ 24,981
 5/11/98 5.53  65,000  64,901
 5/12/98 5.53  35,000  34,942
 5/18/98 5.54  75,000  74,805
General Electric Capital Corp.
 5/1/98 5.82  25,000  25,000
 5/13/98 5.57  40,000  39,926
 5/27/98 5.58  40,000  39,841
 6/3/98 5.54  15,000  14,925
 6/23/98 5.59  66,000  65,466
 7/21/98 5.57  25,000  24,693
 7/31/98 5.58  45,000  44,379
 8/4/98 5.54  40,000  39,431
 8/13/98 5.61  20,000  19,681
 8/25/98 5.62  65,000  63,844
 9/8/98 5.58  35,000  34,314
General Electric Capital Services, Inc.
 8/24/98 5.62  50,000  49,118
General Electric Co.
 5/6/98 5.56  40,000  39,969
 5/13/98 5.57  45,000  44,917
General Motors Acceptance Corp.
 5/13/98 5.60  35,000  34,935
 5/27/98 5.57  60,000  59,763
 5/28/98 5.57  60,000  59,753
 6/3/98 5.56  75,000  74,621
GTE Corp.
 5/4/98 5.83  6,600  6,597
Halifax Building Society
 6/17/98 5.55  25,000  24,820
Household Finance Corp.
 5/4/98 5.57  75,000  74,966
 5/5/98 5.54  10,000  9,994
Kitty Hawk Funding Corp.
 5/13/98 5.62  15,000  14,972
 5/20/98 5.58  5,000  4,985
 5/29/98 5.60  10,000  9,957
 6/1/98 5.60  5,000  4,976
 7/1/98 5.60  20,790  20,596
Merrill Lynch & Co., Inc.
 6/15/98 5.56  25,000  24,828
 6/17/98 5.59  20,000  19,856
 6/30/98 5.60  20,000  19,816
Morgan Stanley, Dean Witter, Discover & Co.
 6/3/98 5.60  42,000  41,787
 6/16/98 5.58  20,000  19,859
Nationwide Building Society
 7/8/98 5.57  10,000  9,896
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
New Center Asset Trust
 5/4/98 5.58% $ 25,000 $ 24,988
 5/6/98 5.60  40,000  39,969
 5/15/98 5.54  10,000  9,979
 5/18/98 5.55  55,000  54,858
Norfolk Southern Corp.
 5/6/98 5.80  10,000  9,992
 5/13/98 5.74  5,000  4,991
 5/20/98 5.74  5,000  4,985
 5/27/98 5.74  10,000  9,959
PHH Corp.
 5/26/98 5.66  27,000  26,895
Preferred Receivables Funding Corp.
 5/13/98 5.55  25,000  24,954
Sears Roebuck Acceptance Corp.
 5/19/98 5.60  15,000  14,959
 6/5/98 5.59  10,000  9,946
Textron, Inc.
 5/6/98 5.68  10,000  9,992
Transamerica Finance Corp.
 5/20/98 5.55 (a)  7,000  6,980
Triple A One Funding Corp.
 5/14/98 5.57  14,531  14,502
 6/3/98 5.58  23,000  22,883
Unifunding, Inc.
 6/2/98 5.58  10,000  9,951
 6/4/98 5.58  20,000  19,896
Westpac Capital Corp.
 5/26/98 5.57  30,000  29,885
TOTAL COMMERCIAL PAPER   3,096,637
FEDERAL AGENCIES - 0.9%
FANNIE MAE - AGENCY COUPONS (A) - 0.9%
 6/12/98 5.59  85,000  84,995
BANK NOTES - 6.6%
BankOne, Columbus, NA
 5/5/98 5.51 (a)  66,000  65,995
Comerica Bank, Detroit
 5/18/98 5.62 (a)  20,000  19,997
First Bank NA - Minnesota
 5/20/98 5.62 (a)  10,000  9,999
 5/20/98 5.62 (a)  15,000  14,999
BANK NOTES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Federal Union National Bank of North Carolina
 5/1/98 5.43% (a) $ 35,000 $ 34,996
Harris Trust & Savings Bank, Chicago
 6/8/98 5.56  15,000  15,000
Key Bank, National Association
 5/1/98 5.40 (a)  45,000  44,987
 5/12/98 5.62 (a)  30,000  29,998
 5/26/98 5.61 (a)  44,000  43,991
 5/28/98 5.61 (a)  39,000  38,991
Morgan Guaranty Trust Co., NY
 8/31/98 5.85  30,710  30,715
 8/31/98 5.97  38,000  37,995
National City Bank - Pennsylvania
 5/4/98 5.65  27,000  26,998
NationsBank, NA
 10/19/98 5.54  20,000  20,000
Northern Trust Co., Chicago
 5/1/98 5.64 (a)  25,000  24,997
PNC Bank, NA
 5/1/98 5.42 (a)  12,000  11,998
 5/26/98 5.61 (a)  9,000  9,003
 5/27/98 5.62 (a)  26,000  25,999
 7/16/98 5.64 (a)  50,000  49,979
SouthTrust Bank, Alabama
 5/11/98 5.62 (a)  16,000  15,997
US Bank, NA
 5/20/98 5.61 (a)  16,000  15,996
TOTAL BANK NOTES   588,630
MASTER NOTES (A) - 3.0%
Goldman Sachs Group, L.P.
 5/4/98 (c) 5.63  18,000  18,000
 6/13/98 (c) 5.69  130,000  130,000
J.P. Morgan Securities, Inc.
 5/7/98 5.63  107,000  107,000
SunTrust Bank, Inc.
 5/7/98 5.61  15,000  15,000
TOTAL MASTER NOTES   270,000
MEDIUM-TERM NOTES (A) - 3.8%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Beneficial Corp.
 5/5/98 5.55% $ 17,000 $ 16,999
 6/25/98 5.65  18,000  17,997
Commonwealth Life Insurance Co.
 5/29/98 (c) 5.83  35,000  35,000
Merrill Lynch & Co., Inc.
 5/1/98 5.46  38,000  37,998
 5/4/98 5.66  17,000  17,000
Morgan Guaranty Trust Co., NY
 5/1/98 5.48  45,000  45,000
New York Life Insurance Co.
 6/23/98 5.69  40,000  40,000
Norwest Corp.
 7/22/98 5.71  50,000  50,000
Pacific Mutual Life Insurance Co.
 6/9/98 (b) 5.73  35,000  35,000
Transamerica Life Insurance & Annuity Co.
 5/1/98 (c) 5.72  20,000  20,000
 6/16/98 5.70  30,000  30,000
TOTAL MEDIUM-TERM NOTES   344,994
SHORT-TERM NOTES (A) - 5.6%
Capital One Funding Corp. (1994-E)
 5/7/98 5.60  7,573  7,573
Capital One Funding Corp. (1995-D)
 5/7/98 5.60  7,420  7,420
Capital One Funding Corp. (1995-E)
 5/7/98 5.60  5,745  5,745
Capital One Funding Corp. (1996-H)
 5/7/98 5.67  8,010  8,010
Capital One Funding Corp. (1996-I)
 5/7/98 5.60  10,502  10,502
Capital One Funding Corp. (1997-F)
 5/7/98 5.60  5,000  5,000
Capital One Funding Corp. (1997-G)
 5/7/98 5.60  3,891  3,891
Liquid Asset Backed Securities Trust (1996-1)
 5/15/98 (b) 5.64  41,000  41,000
Liquid Asset Backed Securities Trust (1996-2)
 5/1/98 (b) 5.67  57,000  57,000
Liquid Asset Backed Securities Trust (1997-5)
 5/18/98 (b) 5.64  82,000  82,000
SMM Trust (1997-I)
 5/29/98 (b) 5.66  37,000  37,000
SHORT-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
SMM Trust (1997-P)
 5/16/98 (b) 5.66% $ 18,000 $ 18,000
SMM Trust (1997-X)
 5/12/98 (b) 5.66  51,000  51,000
Strategic Money Market Trust (1997-A)
 6/23/98 (b) 5.69  100,000  100,000
Strategic Money Market Trust (1998-B)
 5/5/98 (b) 5.68  67,000  67,000
TOTAL SHORT-TERM NOTES   501,141
REPURCHASE AGREEMENTS - 0.0%
 MATURITY AMOUNT
 (000S)
In a joint trading account
 (U.S. Treasury Obligations):
 dated 4/30/98 due 5/1/98
  At 5.52%  $ 3,004  3,004
TOTAL INVESTMENTS - 100%  $ 8,979,663
Total Cost for Income Tax Purposes  $ 8,979,663
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $488,000,000 or 5.5% of net assets.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION COST
SECURITY DATE (000S)
Commonwealth
 Life Insurance Co.,
 5.83%, 5/29/98 7/1/97 $ 35,000
Goldman Sachs Group, L.P.:
 5.63%, 5/4/98 8/5/97 $ 18,000
 5.69%, 6/13/98 6/11/97 $130,000
Transamerica Life
 Insurance & Annuity
 Co., 5.72%, 5/1/98 5/7/97 $ 20,000
INCOME TAX INFORMATION
At April 30, 1998, the fund had a capital loss carryforward of approximately $2,626,000 of which $95,000, $1,893,000, $476,000 and
$162,000 will expire on April 30, 2001, 2002, 2003 and 2004 , respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNT IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) APRIL 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 8,979,663
AGREEMENTS OF $3,004) - SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                            5,000

RECEIVABLE FOR FUND SHARES SOLD                                            38,724

INTEREST RECEIVABLE                                                        67,323

 TOTAL ASSETS                                                              9,090,710

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                              $ 180,017

PAYABLE FOR FUND SHARES REDEEMED                                43,121

DISTRIBUTIONS PAYABLE                                           1,076

ACCRUED MANAGEMENT FEE                                          3,317

OTHER PAYABLES AND ACCRUED EXPENSES                             124

 TOTAL LIABILITIES                                                         227,655

NET ASSETS                                                                $ 8,863,055

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 8,865,681

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                        (2,626)

NET ASSETS, FOR 8,865,170 SHARES OUTSTANDING                              $ 8,863,055

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                   $1.00
SHARE ($8,863,055 (DIVIDED BY) 8,865,170 SHARES)


STATEMENT OF OPERATIONS
AMOUNT IN THOUSANDS YEAR ENDED APRIL 30, 1998

INTEREST INCOME                                                  $ 514,554

EXPENSES

MANAGEMENT FEE                                         $ 40,209

NON-INTERESTED TRUSTEES' COMPENSATION                   41

 TOTAL EXPENSES BEFORE REDUCTIONS                       40,250

 EXPENSE REDUCTIONS                                     (319)     39,931

NET INTEREST INCOME                                               474,623

NET REALIZED GAIN (LOSS) ON INVESTMENTS                           115

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 474,738


STATEMENT OF CHANGES IN NET ASSETS
AMOUNT IN THOUSANDS                                       YEAR ENDED     YEAR ENDED
                                                          APRIL 30,      APRIL 30,
                                                          1998           1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 474,623      $ 453,728
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  115            90

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           474,738        453,818
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (474,623)      (453,728)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   14,018,870     13,164,275
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    462,349        441,878

 COST OF SHARES REDEEMED                                   (14,917,925)   (12,757,142)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          (436,706)      849,011
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (436,591)      849,101

NET ASSETS

 BEGINNING OF PERIOD                                       9,299,646      8,450,545

 END OF PERIOD                                            $ 8,863,055    $ 9,299,646



FINANCIAL HIGHLIGHTS
                                                       YEARS ENDED APRIL 30,

                                   1998                   1997     1996     1995     1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,                   $ 1.000                $ 1.000  $ 1.000  $ 1.000  $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT OPERATIONS   .053                   .051     .054     .049     .031
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.053)                 (.051)   (.054)   (.049)   (.031)

NET ASSET VALUE, END OF PERIOD     $ 1.000                $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A                      5.43%                  5.21%    5.57%    4.97%    3.14%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 8,863                $ 9,300  $ 8,451  $ 7,635  $ 6,453
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE        .45%                   .45%     .45%     .44% B   .31% B
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET    .45%                   .45%     .42% C   .44%     .31%
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO     5.31%                  5.09%    5.45%    4.89%    3.12%
AVERAGE NET ASSETS


A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issued) amounted to $203,000,000 or 2.3% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $222,000 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR has entered into an arrangement on behalf of the fund with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,000 and $317,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan Money Market Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Hereford Street Trust: Spartan Money Market Fund, including the schedule of portfolio investments, as of April 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Hereford Street Trust: Spartan Money Market Fund as of April 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 4, 1998
DISTRIBUTIONS


A total of .24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
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Road, N.E.
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HAWAII
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4729 East 82nd Street
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MAINE
3 Canal Plaza
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MARYLAND
7401 Wisconsin Avenue
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1 West Pennsylvania Ave.
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470 Boylston Street
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155 Congress Street
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300 Granite Street
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MICHIGAN
280 North Woodward Ave.
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29155 Northwestern Hwy.
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MINNESOTA
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700 West 47th Street
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8885 Ladue Road
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NEW JERSEY
150 Essex Street
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501 Route 17, South
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1055 Franklin Avenue
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10000 Research Boulevard
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14100 San Pedro
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19740 IH 45 North
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UTAH
215 South State Street
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8180 Greensboro Drive
McLean, VA
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411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
John Todd, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN
(REGISTERED TRADEMARK)

(REGISTERED TRADEMARK)

U.S. GOVERNMENT
MONEY MARKET
FUND
ANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               6   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      8   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS
                            AND ONE YEAR.

INVESTMENTS             9   A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS    12  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   16  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   22  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           23

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998       PAST 1  PAST 5  LIFE OF
                                   YEAR    YEARS   FUND

SPARTAN U.S. GOVERNMENT            5.36%   26.06%  50.70%
 MONEY MARKET FUND

GOVERNMENT MONEY MARKET            5.10%   24.68%  47.02%
 FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on February 5, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government money market funds average, which reflects the performance of government money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 427 money market funds. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998       PAST 1  PAST 5  LIFE OF
                                   YEAR    YEARS   FUND

SPARTAN U.S. GOVERNMENT            5.36%   4.74%   5.10%
 MONEY MARKET FUND

GOVERNMENT MONEY MARKET            5.10%   4.51%   4.78%
 FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                         4/28/98  2/3/98   10/28/97  7/29/97  4/29/97



SPARTAN U.S. GOVERNMENT  5.15%    5.26%    5.25%     5.23%    5.18%
 MONEY MARKET FUND



GOVERNMENT MONEY         4.82%    4.89%    4.85%     4.83%    4.75%
 MARKET FUNDS AVERAGE



                         4/29/98  1/28/98  10/29/97  7/30/97  4/30/97



                         2.52%    2.55%    2.65%     2.64%    2.64%
MMDA




Row: 1, Col: 1, Value: 5.15
Row: 1, Col: 2, Value: 4.819999999999999
Row: 1, Col: 3, Value: 2.52
Row: 2, Col: 1, Value: 5.26
Row: 2, Col: 2, Value: 4.89
Row: 2, Col: 3, Value: 2.55
Row: 3, Col: 1, Value: 5.25
Row: 3, Col: 2, Value: 4.85
Row: 3, Col: 3, Value: 2.65
Row: 4, Col: 1, Value: 5.23
Row: 4, Col: 2, Value: 4.83
Row: 4, Col: 3, Value: 2.64
Row: 5, Col: 1, Value: 5.18
Row: 5, Col: 2, Value: 4.75
Row: 5, Col: 3, Value: 2.64
Spartan U.S.
Government
Money Market
Government Money
Market Funds
Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government money market funds average and the bank money market deposit account (MMDA) average. Figures for the government money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
THERE ARE SOME IMPORTANT
DIFFERENCES BETWEEN A BANK
MONEY MARKET DEPOSIT ACCOUNT
(MMDA) AND A MONEY MARKET
FUND. FIRST, THE U.S. GOVERNMENT
NEITHER INSURES NOR GUARANTEES
A MONEY MARKET FUND. IN FACT,
THERE IS NO ASSURANCE THAT A
MONEY MARKET FUND WILL
MAINTAIN A $1 SHARE PRICE.
SECOND, A MONEY MARKET FUND
RETURNS TO ITS SHAREHOLDERS
INCOME EARNED BY THE FUND'S
INVESTMENTS AFTER EXPENSES. THIS
IS IN CONTRAST TO BANKS, WHICH
SET THEIR MMDA RATES
PERIODICALLY BASED ON CURRENT
INTEREST RATES, COMPETITORS'
RATES, AND INTERNAL CRITERIA.
(CHECKMARK)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Robert Litterst, Portfolio Manager of Spartan U.S. Government Money Market Fund
Q. BOB, WHAT HAS THE INVESTING ENVIRONMENT BEEN LIKE OVER THE PAST 12
MONTHS?
A. As we entered the summer of 1997, short-term interest rates rose as most in the market expected the Federal Reserve Board to raise rates in an effort to slow the economy and head off inflation. However, the Fed kept rates steady because inflation was well contained and economic activity was expected to slow. Contrary to the Fed's forecast, the economy continued on a solid pace in the third quarter, with real GDP - gross domestic product adjusted for inflation - growing at a 3.1% annual rate. Real GDP has grown at about a 4% annual rate over the past year, clearly above estimates of the economy's non-inflationary potential. While inflation has remained remarkably subdued, many feel that growth at this rate will result in a rise in inflation at some point. Nonetheless, the Fed has been patient, and appears to be willing to tolerate strong growth until clear signs of rising inflation emerge. Another factor that tempered the Fed's need to raise rates was the financial crisis in Asia and fear that a rate hike would further disrupt global financial markets. When all was said and done, the Fed kept the benchmark federal funds rate - the rate banks charge each other for overnight loans - at 5.5% for the entire year.
Q. WERE THERE OTHER FACTORS THAT DROVE THE MARKET FOR SHORT-TERM U.S. GOVERNMENT SECURITIES?
A. Yes, there were some developments in the U.S. Treasury market that affected government agency money market securities because there is a correlation between how the two markets behave. As the U.S. budget deficit has declined, so have the financing needs of the U.S. Treasury. As a result of reduced issuance and pay-downs of various Treasury debt, the supply of Treasuries has fallen. Combined with solid demand from both foreign and domestic investors during the period, this situation pushed yields on Treasuries - and associated government money market securities - lower. Supply issues, pertaining to both U.S. Treasury securities and government agency securities, may have a considerable impact on the market going forward.
Q. WHAT WAS YOUR STRATEGY?
A. I continued to use a barbell strategy - concentrating the fund on either end of the maturity spectrum - investing in overnight to one-month securities on the one hand and on issues with maturities of one year on the other. I've been purchasing longer-term securities at moments of market weakness when the short-term yield curve steepens and longer-term investments present attractive values. The very-short-term securities help to balance the portfolio and serve a defensive purpose that will help the fund if the Fed raises rates again. Overall, the fund's average maturity tended to be longer than the average of its peers.
Q. HOW DID THE FUND PERFORM?
A. On April 30, 1998, the fund's seven-day yield was 5.16%, compared to 5.18% 12 months ago. The fund's total return for the 12 months was 5.36%, compared to the 5.10% total return for the government money market funds average tracked by IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. We've continued to experience strong domestic economic growth amidst incredibly benign inflation statistics, which together - based on history - are somewhat difficult to reconcile. Market observers generally expect growth to slow due to the normal ebb and flow of the economy and because they feel the impact of Asia will reduce our ability to export goods and services to that part of the world. The effect has been muted thus far - as real GDP grew at an annual rate of 4.2% in the first quarter of 1998. The Fed remains concerned about the strength of the economy and also about the high valuation levels of the stock market. The extraordinary gains in the equity market have given rise to worries about the possibility of an asset-price bubble developing, similar to what occurred in Japan in the late 1980s. All of these unusual circumstances make it difficult to anticipate what the Fed will do, but I believe there is a greater chance that the Fed will raise rates in the next three to six months than lower them. Accordingly, I plan to proceed with caution and continue to seek out investments that offer an attractive risk/reward trade-off.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income,
preservation of capital
START DATE: February 5, 1990
FUND NUMBER: 458
TRADING SYMBOL: SPAXX
SIZE: as of April 30, 1998,
more than $773 million
MANAGER: Robert Litterst, since
1997; manager, several Fidelity
and Spartan taxable money
market funds; joined Fidelity
in 1991
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           4/30/98           10/31/97          4/30/97

  0 - 30   63                60                66

 31 - 90   16                 9                18

 91 - 180  10                19                 0

181 - 397  11                12                16

WEIGHTED AVERAGE MATURITY
                          4/30/98  10/31/97  4/30/97

SPARTAN U.S. GOVERNMENT   61 DAYS  69 DAYS   63 DAYS
MONEY MARKET FUND

GOVERNMENT MONEY MARKET   54 DAYS  50 DAYS   47 DAYS
FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998 AS OF OCTOBER 31, 1997

ROW: 1, COL: 1, VALUE: 32.0
ROW: 1, COL: 2, VALUE: 68.0
FEDERAL AGENCY
ISSUES 49%
REPURCHASE
AGREEMENTS  51%
FEDERAL AGENCY
ISSUES 68%
REPURCHASE
AGREEMENTS 32%
ROW: 1, COL: 1, VALUE: 51.5
ROW: 1, COL: 2, VALUE: 48.5
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS APRIL 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


FEDERAL AGENCIES - 68.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
FANNIE MAE - AGENCY COUPONS - 25.9%
 5/1/98 5.38% (a) $ 13,000,000 $ 12,994,279
 5/1/98 5.62 (a)  21,000,000  21,002,672
 5/5/98 5.55 (a)  8,000,000  7,996,033
 5/15/98 5.53  22,000,000  21,995,821
 5/17/98 5.53 (a)  16,000,000  15,989,952
 5/21/98 5.96  9,000,000  8,999,282
 6/5/98 5.44 (a)  20,000,000  19,982,200
 6/10/98 5.50  4,000,000  3,998,496
 6/12/98 5.59 (a)  10,000,000  9,999,444
 8/14/98 5.71  9,000,000  8,995,949
 8/14/98 5.80  7,000,000  6,995,358
 9/9/98 5.77  4,000,000  3,998,000
 9/9/98 5.79  4,000,000  3,997,805
 11/20/98 5.73  8,000,000  7,993,593
 2/12/99 5.43  8,000,000  7,989,718
 2/19/99 5.43  5,000,000  4,994,075
 2/23/99 5.45  4,000,000  3,996,403
 2/23/99 5.47  4,000,000  3,995,700
 2/26/99 5.56  9,000,000  8,981,297
 3/16/99 5.52  8,000,000  7,991,959
 3/26/99 5.55  12,000,000  11,989,184
   204,877,220
FANNIE MAE - DISCOUNT NOTES - 9.6%
 5/29/98 5.51  11,000,000  10,953,287
 6/5/98 5.50  8,801,000  8,752,147
 6/5/98 5.51  8,000,000  7,960,180
 6/19/98 5.50  19,000,000  18,859,833
 7/17/98 5.50  15,000,000  14,826,108
 7/27/98 5.52  15,000,000  14,802,800
   76,154,355
FEDERAL FARM CREDIT BANK - AGENCY COUPONS - 2.1%
 5/10/98 5.53 (a)  8,000,000  7,996,334
 9/2/98 5.76  9,000,000  8,996,086
   16,992,420
FEDERAL HOME LOAN BANK - AGENCY COUPONS - 15.0%
 5/1/98 5.38 (a)  13,000,000  12,994,279
 5/1/98 5.60 (a)  9,000,000  8,997,758
 5/2/98 5.56 (a)  12,000,000  11,998,116
 6/9/98 5.89  9,000,000  8,999,874
 6/11/98 5.88  3,500,000  3,499,799
 6/12/98 5.81  5,000,000  4,999,482
 7/7/98 5.45  7,000,000  7,002,779
 9/18/98 5.76  13,000,000  12,998,330
FEDERAL AGENCIES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
FEDERAL HOME LOAN BANK - AGENCY COUPONS - CONTINUED
 9/24/98 5.34% $ 8,200,000 $ 8,205,854
 9/24/98 5.71  6,000,000  5,997,826
 10/23/98 5.70  8,000,000  7,997,000
 10/23/98 5.73  8,000,000  7,995,981
 12/17/98 5.81  9,000,000  8,996,824
 3/26/99 5.58  8,000,000  7,988,967
   118,672,869
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 1.4%
 5/29/98 5.51  5,000,000  4,978,767
 8/26/98 5.47  6,000,000  5,896,260
   10,875,027
FREDDIE MAC - AGENCY COUPONS - 0.5%
 5/20/98 5.59 (a)  4,000,000  3,999,168
FREDDIE MAC - DISCOUNT NOTES - 12.9%
 5/28/98 5.50  11,000,000  10,952,960
 5/28/98 5.51  7,000,000  6,973,458
 5/29/98 5.49  6,000,000  5,976,470
 5/29/98 5.50  72,000,000  71,693,760
 3/12/99 5.52  6,000,000  6,000,518
    101,597,166
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS - 0.6%
 2/10/99 5.53  5,000,000  4,989,788
TOTAL FEDERAL AGENCIES   538,158,013
MEDIUM-TERM NOTES (A) - 0.0%
EXPORT-IMPORT BANK, U.S. (AS GUARANTOR FOR K.A. LEASING, LTD.) (b)
 5/15/98 5.63  449,511  449,511
REPURCHASE AGREEMENTS - 32.0%
 MATURITY
 AMOUNT
In a joint trading account (Notes 2 and 3):
 (U.S. Government Obligations):
  dated 4/30/98 due 5/1/98
   At 5.57%  $ 66,958,365  66,948,000
  dated 2/3/98 due 5/4/98
   At 5.50%   15,206,250  15,000,000
REPURCHASE AGREEMENTS - CONTINUED
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account (Notes 2 and 3): - continued
 (U.S. Government Obligations):
  dated 4/15/98 due 5/27/98
   At 5.50%  $ 15,096,250 $ 15,000,000
  dated 4/16/98 due 5/27/98
   At 5.51%   15,094,129  15,000,000
  dated 4/3/98 due 6/22/98
   At 5.52%   8,098,133  8,000,000
  dated 4/21/98 due 6/22/98
   At 5.51%   25,237,236  25,000,000
  dated 4/24/98 due 6/23/98
   At 5.51%   13,119,383  13,000,000
  dated 4/28/98 due 6/25/98
   At 5.54%   15,133,883  15,000,000
  dated 4/6/98 due 6/26/98
   At 5.53%   20,248,850  20,000,000
  dated 4/30/98 due 7/01/98
   At 5.57%   2,019,186  2,000,000
  dated 4/30/98 due 7/29/98
   At 5.57%   202,785  200,000
  dated 3/23/98 due 9/14/98
   At 5.56%   41,081,111  40,000,000
 (U.S. Treasury Obligations)
  dated 4/30/98 due 5/1/98
   At 5.52%   18,002,762  18,000,000
TOTAL REPURCHASE AGREEMENTS   253,148,000
TOTAL INVESTMENTS - 100% $  791,755,524
Total Cost for Income Tax Purposes $  791,755,524
LEGEND
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION
SECURITY DATE COST
Export-Import Bank, U.S.
(as guarantor for
K.A. Leasing, Ltd.) 7/8/94   $449,511
INCOME TAX INFORMATION
At April 30, 1998, the fund had a capital loss carryforward of approximately $152,000 of which $1,000, $10,000, $52,000, $53,000 and
$36,000 will expire on April 30, 1999, 2001, 2002, 2003, and 2004, respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNT IN THOUSANDS APRIL 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 791,755,524
AGREEMENTS OF $253,148,000) - SEE
ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                           1,514,430

INTEREST RECEIVABLE                                                       3,789,205

 TOTAL ASSETS                                                             797,059,159

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                          $ 19,982,200

PAYABLE FOR FUND SHARES REDEEMED                            3,460,506

DISTRIBUTIONS PAYABLE                                       141,109

ACCRUED MANAGEMENT FEE                                      289,584

OTHER PAYABLES AND ACCRUED EXPENSES                         14,120

 TOTAL LIABILITIES                                                        23,887,519

NET ASSETS                                                               $ 773,171,640

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 773,323,807

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                       (152,167)

NET ASSETS, FOR 773,323,807 SHARES OUTSTANDING                           $ 773,171,640

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $1.00
SHARE ($773,171,640 (DIVIDED BY) 773,323,807 SHARES)



STATEMENT OF OPERATIONS
AMOUNT IN THOUSANDS YEAR ENDED APRIL 30, 1998

INTEREST INCOME                                                     $ 45,075,325

EXPENSES

MANAGEMENT FEE                                         $ 3,561,445

NON-INTERESTED TRUSTEES' COMPENSATION                   3,431

 TOTAL EXPENSES BEFORE REDUCTIONS                       3,564,876

 EXPENSE REDUCTIONS                                     (17,638)     3,547,238

NET INTEREST INCOME                                                  41,528,087

NET REALIZED GAIN (LOSS) ON INVESTMENTS                              10,320

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 41,538,407



STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED        YEAR ENDED
                                                          APRIL 30,         APRIL 30,
                                                          1998              1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 41,528,087      $ 42,049,636
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  10,320            8,871

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           41,538,407        42,058,507
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (41,528,087)      (42,049,636)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   967,377,589       995,343,307
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    39,942,463        40,493,872

 COST OF SHARES REDEEMED                                   (1,049,909,665)   (981,570,366)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (42,589,613)      54,266,813
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (42,579,293)      54,275,684

NET ASSETS

 BEGINNING OF PERIOD                                       815,750,933       761,475,249

 END OF PERIOD                                            $ 773,171,640     $ 815,750,933




FINANCIAL HIGHLIGHTS
                                               YEARS ENDED APRIL 30,

                                  1998       1997       1996       1995       1994
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
OF PERIOD

INCOME FROM INVESTMENT             .052       .050       .054       .047       .029
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME          (.052)     (.050)     (.054)     (.047)     (.029)

NET ASSET VALUE,                  $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
END OF PERIOD

TOTAL RETURN A, B                  5.37%      5.16%      5.52%      4.79%      2.89%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 773,172  $ 815,751  $ 761,475  $ 707,194  $ 780,295
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       .45%       .45%       .45%       .45%       .45% C
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       .45%       .45%       .41% D     .45%       .45%
NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO    5.24%      5.02%      5.42%      4.67%      2.85%
AVERAGE NET ASSETS


D TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
E THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan U.S. Government Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS -
CONTINUED
underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $449,511 or 0.1% of net assets.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $66,958,365 at 5.57%, $15,206,250 at 5.50%, $15,096,250 at 5.50%, $15,094,129 at 5.51%,
$8,098,133 at 5.52%, $25,237,236 at 5.51%, $13,119,383 at 5.51%,
$15,133,883 at 5.54%, $20,248,850 at 5.53%, $2,019,186 at 5.57%,
$202,785 at 5.57%, $41,081,111 at 5.56%, and $18,002,762 at 5.52%. The
investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED APRIL 30, 1998, DUE MAY 1, 1998 AT 5.52%
Number of dealers or banks 14
Maximum amount with one dealer or bank 19.2%
Aggregate principal amount of agreements $5,069,310,000
Aggregate maturity amount of agreements $5,070,087,938
Aggregate market value of transferred assets $5,174,819,233
Coupon rates of transferred assets 0% to 13.75%
Maturity dates of transferred assets 5/7/98 to 11/15/27
DATED APRIL 30, 1998, DUE MAY 1, 1998 AT 5.57%
Number of dealers or banks 2
Maximum amount with one dealer or bank 84.4%
Aggregate principal amount of agreements $461,364,000
Aggregate maturity amount of agreements $461,435,428
Aggregate market value of transferred assets $470,700,075
Coupon rates of transferred assets 0% to 10%
Maturity dates of transferred assets 11/30/98 to 3/1/28
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED FEBRUARY 3, 1998, DUE MAY 4, 1998 AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $101,375,000
Aggregate market value of transferred assets $103,448,458
Coupon rates of transferred assets 6.50% to 8%
Maturity dates of transferred assets 8/15/01 to 5/15/27
DATED APRIL 15, 1998, DUE MAY 27, 1998 AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $201,283,333
Aggregate market value of transferred assets $204,848,299
Coupon rates of transferred assets 5.50% to 11%
Maturity dates of transferred assets 1/1/99 to 3/1/28
DATED APRIL 16, 1998, DUE MAY 27, 1998 AT 5.51%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,627,528
Aggregate market value of transferred assets $103,466,170
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 2/2/02 to 3/1/28
DATED APRIL 3, 1998, DUE JUNE 22, 1998 AT 5.52%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $202,453,333
Aggregate market value of transferred assets $204,468,959
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 6/1/18 to 1/23/92
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED APRIL 21, 1998, DUE JUNE 22, 1998 AT 5.51%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $149,000,000
Aggregate maturity amount of agreements $150,413,927
Aggregate market value of transferred assets $153,894,667
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 10/1/09 to 9/1/32
DATED APRIL 24, 1998, DUE JUNE 23, 1998 AT 5.51%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,918,333
Aggregate market value of transferred assets $103,186,742
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 1/1/24 to 7/1/34
DATED APRIL 28, 1998, DUE JUNE 25, 1998 AT 5.54%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,892,556
Aggregate market value of transferred assets $103,065,460
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 11/1/23 to 10/1/26
DATED APRIL 6, 1998, DUE JUNE 26, 1998 AT 5.53%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $300,000,000
Aggregate maturity amount of agreements $303,732,750
Aggregate market value of transferred assets $309,297,318
Coupon rates of transferred assets 8.50% to 9%
Maturity dates of transferred assets 6/15/16 to 2/15/28
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED APRIL 30, 1998, DUE JULY 1, 1998 AT 5.57%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $15,000,000
Aggregate maturity amount of agreements $15,143,892
Aggregate market value of transferred assets $15,450,576
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 6/1/23 to 3/1/27
DATED APRIL 30, 1998, DUE JULY 29, 1998 AT 5.57%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $80,000,000
Aggregate maturity amount of agreements $81,114,000
Aggregate market value of transferred assets $81,600,000
Coupon rates of transferred assets 8.50%
Maturity dates of transferred assets 9/15/24 to 2/15/28
DATED MARCH 23, 1998, DUE SEPTEMBER 14, 1998 AT 5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $300,000,000
Aggregate maturity amount of agreements $308,108,333
Aggregate market value of transferred assets $308,869,022
Coupon rates of transferred assets 8.50% to 9%
Maturity dates of transferred assets 8/15/16 to 12/15/27
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $17,439 for the period.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $17,638 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan U.S. Government Money Market Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Hereford Street Trust: Spartan U.S. Government Money Market Fund, including the schedule of portfolio investments, as of April 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Hereford Street Trust: Spartan U.S. Government Money Market Fund as of April 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 4, 1998
DISTRIBUTIONS


A total of 19.20% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert Litterst, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
  for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-474
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN
(REGISTERED TRADEMARK)

(REGISTERED TRADEMARK)

U.S. TREASURY
MONEY MARKET
FUND
ANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               6   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      8   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS
                            AND ONE YEAR.

INVESTMENTS             9   A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS    11  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   15  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   17  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           18

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998              PAST 1  PAST 5  PAST 10
                                          YEAR    YEARS   YEARS

SPARTAN U.S. TREASURY MONEY MARKET        5.08%   24.71%  69.50%

100% U.S. TREASURY MONEY MARKET           4.84%   23.62%  66.86%
 FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the 100% U.S. Treasury money market funds average, which reflects the performance of 100% U.S. Treasury money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 35 money market funds. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998         PAST 1  PAST 5  PAST 10
                                     YEAR    YEARS   YEARS

SPARTAN U.S. TREASURY MONEY MARKET   5.08%   4.51%   5.42%

100% U.S. TREASURY MONEY MARKET      4.84%   4.33%   5.25%
 FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
     4/28/98  2/3/98  10/28/97  7/29/97  4/29/97

SPARTAN U.S. TREASURY      4.94%    4.99%    4.92%     4.96%    4.95%
 MONEY MARKET





100% U.S. TREASURY MONEY   4.69%    4.70%    4.68%     4.74%    4.72%
 MARKET FUNDS AVERAGE



                           4/29/98  1/28/98  10/29/97  7/30/97  4/30/97



                           2.52%    2.55%    2.65%     2.64%    2.64%
MMDA


Row: 1, Col: 1, Value: 4.94
Row: 1, Col: 2, Value: 4.69
Row: 1, Col: 3, Value: 2.52
Row: 2, Col: 1, Value: 4.99
Row: 2, Col: 2, Value: 4.7
Row: 2, Col: 3, Value: 2.55
Row: 3, Col: 1, Value: 4.92
Row: 3, Col: 2, Value: 4.68
Row: 3, Col: 3, Value: 2.65
Row: 4, Col: 1, Value: 4.96
Row: 4, Col: 2, Value: 4.74
Row: 4, Col: 3, Value: 2.64
Row: 5, Col: 1, Value: 4.95
Row: 5, Col: 2, Value: 4.72
Row: 5, Col: 3, Value: 2.64
Spartan
U.S. Treasury
Money Market
100% U.S.
Treasury Money
Market Funds
Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the 100% U.S. Treasury money market funds average and the bank money market deposit account (MMDA) average. Figures for the 100% U.S. Treasury money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
Second, a money market fund
returns to its shareholders
income earned by the fund's
investments after expenses. This
is in contrast to banks, which
set their MMDA rates
periodically based on current
interest rates, competitors' rates,
and internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Robert Litterst, Portfolio Manager of Spartan
U.S. Treasury Money Market Fund
Q. BOB, WHAT HAS THE INVESTING ENVIRONMENT BEEN LIKE OVER THE PAST 12
MONTHS?
A. As we entered the summer of 1997, short-term interest rates rose as most in the market expected the Federal Reserve Board to raise rates in an effort to slow the economy and head off inflation. However, the Fed kept rates steady because inflation was well contained and economic activity was expected to slow. Contrary to the Fed's forecast, the economy continued on a solid pace in the third quarter, with real GDP - gross domestic product adjusted for inflation - growing at a 3.1% annual rate. Real GDP has grown at about a 4% annual rate over the past year, clearly above estimates of the economy's non-inflationary potential. While inflation has remained remarkably subdued, many feel that growth at this rate will result in a rise in inflation at some point. Nonetheless, the Fed has been patient, and appears to be willing to tolerate strong growth until clear signs of rising inflation emerge. Another factor that tempered the Fed's need to raise rates was the financial crisis in Asia and fear that a rate hike would further disrupt global financial markets. When all was said and done, the Fed kept the benchmark federal funds rate - the rate banks charge each other for overnight loans - at 5.5% for the entire year.
Q. WERE THERE OTHER FACTORS THAT DROVE THE MARKET FOR SHORT-TERM
U.S. TREASURY SECURITIES?
A. Yes, there were some developments in the U.S. Treasury market that affected the money market securities that the fund invests in. As the U.S. budget deficit has declined, so have the financing needs of the U.S. Treasury. As a result of reduced issuance and pay-downs of various Treasury debt, the supply of Treasuries has fallen, especially in the short-term Treasury bill sector. Combined with solid demand from both foreign and domestic investors during most of the period, this situation pushed yields on Treasuries lower. Supply issues impacted the market much more than in the recent past, and may continue to exert considerable influence going forward.
Q. WHAT WAS YOUR STRATEGY?
A. I continued to use a barbell strategy - concentrating the fund on either end of the maturity spectrum - investing in one- or two-month securities on the one hand and on issues with longer maturities on the other. I've been purchasing longer-term securities at moments of market weakness when the short-term yield curve steepens and longer investments present attractive values. The shorter-term securities help to balance the portfolio and serve a defensive purpose that will help the fund if the Fed raises rates again. In general, the fund's average maturity tended to be longer than the average of its peers throughout the period. At the beginning of 1998, in anticipation of a large Treasury paydown in the second quarter, I extended the fund's average maturity by purchasing many securities that matured beyond the second quarter - in an effort to avoid a difficult reinvestment period when supply would likely decline rapidly.
Q. HOW DID THE FUND PERFORM?
A. On April 30, 1998, the fund's seven-day yield was 4.94%, compared to 4.95% 12 months ago. The fund's total return for the 12 months was 5.08% compared to the 4.84% total return for the U.S. Treasury money market funds average tracked by IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. We've continued to experience strong domestic economic growth amidst incredibly benign inflation statistics, which together - based on history - are somewhat difficult to reconcile. Market observers generally expect growth to slow due to the normal ebb and flow of the economy and because they feel the impact of Asia will reduce our ability to export goods and services to that part of the world. The effect has been muted thus far - as real GDP grew at an annual rate of 4.2% in the first quarter of 1998. The Fed remains concerned about the strength of the economy and also about the high valuation levels of the stock market. The extraordinary gains in the equity market have given rise to worries about the possibility of an asset-price bubble developing, similar to what occurred in Japan in the late 1980s. All of these unusual circumstances make it difficult to anticipate what the Fed will do, but I believe there is a greater chance that the Fed will raise rates in the next three to six months than lower them. Accordingly, I plan to proceed with caution and continue to seek out investments that offer an attractive risk/reward trade-off.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income,
preservation of capital
START DATE: February 5, 1990
FUND NUMBER: 458
TRADING SYMBOL: SPAXX
SIZE: as of April 30, 1998,
more than $773 million
MANAGER: Robert Litterst, since
1997; manager, several Fidelity
and Spartan taxable money
market funds; joined Fidelity
in 1991
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           4/30/98           10/31/97          4/30/97

  0 - 30   20                26                21

 31 - 90   32                37                42

 91 - 180  43                33                27

181 - 397   5                 4                10

WEIGHTED AVERAGE MATURITY
                             4/30/98  10/31/97  4/30/97

SPARTAN U.S. TREASURY        81 DAYS  78 DAYS   80 DAYS
MONEY MARKET FUND

100% U.S. TREASURY           65 DAYS  65 DAYS   62 DAYS
MONEY MARKET FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998 AS OF OCTOBER 31, 1997
Row: 1, Col: 1, Value: 93.0
Row: 1, Col: 2, Value: 7.0
U.S. Treasury
bills 23%
U.S. Treasury
notes 77%

U.S. Treasury
bills 7%
U.S. Treasury
notes 93%

Row: 1, Col: 1, Value: 77.0
Row: 1, Col: 2, Value: 23.0
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS APRIL 30, 1998

Showing Percentage of Total Value of Investments


U.S. TREASURY OBLIGATIONS - 100%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
U.S. TREASURY BILLS - 6.7%
 5/28/98 5.16% $ 17,390 $ 17,328
 5/28/98 5.25  50,000  49,792
 5/28/98 5.26  30,000  29,892
 6/25/98 5.38  30,000  29,760
  126,772
U.S. TREASURY NOTES - 93.3%
 5/15/98 5.18  20,000  20,005
 5/15/98 5.20  25,000  25,006
 5/15/98 5.30  74,489  74,512
 5/15/98 5.34  45,000  45,024
 5/15/98 5.35  60,000  60,089
 5/15/98 5.36  29,082  29,106
 5/15/98 5.37  16,000  16,018
 5/15/98 5.52  10,000  10,002
 5/31/98 5.31  16,000  15,998
 5/31/98 5.32  26,000  25,997
 5/31/98 5.34  20,000  20,006
 5/31/98 5.35  30,000  30,010
 5/31/98 5.52  11,132  11,135
 6/30/98 5.25  106,317  106,475
 6/30/98 5.27  25,000  25,036
 6/30/98 5.31  35,000  35,047
 6/30/98 5.33  116,495  116,665
 6/30/98 5.34  50,000  50,065
 6/30/98 5.50  65,000  65,073
 6/30/98 5.58  30,000  30,030
 7/15/98 5.34  35,000  35,199
 7/31/98 5.25  60,000  60,150
 7/31/98 5.27  30,000  30,064
 7/31/98 5.28  95,000  95,214
 7/31/98 5.30  36,561  36,640
 7/31/98 5.31  20,000  20,042
 7/31/98 5.32  96,000  96,128
 7/31/98 5.33  60,000  60,122
 7/31/98 5.34  50,000  50,100
 8/15/98 5.20  872  873
 8/15/98 5.25  4,056  4,061
 8/15/98 5.30  30,000  30,037
 8/15/98 5.31  15,000  15,018
 8/15/98 5.32  10,000  10,108
 8/15/98 5.35  15,000  15,016
 8/15/98 5.77  10,000  9,835
 8/15/98 5.80  10,000  9,834
 8/31/98 5.24  60,000  60,139
 8/31/98 5.27  345  344
U.S. TREASURY OBLIGATIONS - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
U.S. TREASURY NOTES - CONTINUED
 9/30/98 5.28% $ 80,000 $ 80,197
 9/30/98 5.30  110,000  110,263
 9/30/98 5.32  15,000  15,035
 10/31/98 5.30  15,000  15,021
 11/15/98 5.40  25,000  24,278
 11/15/98 5.65  15,000  14,554
 11/15/98 5.70  30,000  29,109
 2/15/99 5.45  10,000  9,580
 2/15/99 5.51  10,000  9,575
  1,757,835
TOTAL INVESTMENTS - 100%  $ 1,884,607
Total Cost for Income Tax Purposes  $ 1,884,625
INCOME TAX INFORMATION
At April 30, 1998, the fund had a capital loss carryforward of approximately $54,000 of which $7,000 and $47,000 will expire on April 30, 2002 and 2004, respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNT IN THOUSANDS(EXCEPT PER-SHARE AMOUNT) APRIL 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE - SEE                               $ 1,884,607
ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                         89,136

RECEIVABLE FOR FUND SHARES SOLD                                         5,929

INTEREST RECEIVABLE                                                     31,124

 TOTAL ASSETS                                                           2,010,796

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                              $ 8,128

DISTRIBUTIONS PAYABLE                                          161

ACCRUED MANAGEMENT FEE                                         714

PAYABLE FOR REVERSE REPURCHASE AGREEMENTS                      89,126

OTHER PAYABLES AND ACCRUED EXPENSES                            149

 TOTAL LIABILITIES                                                      98,278

NET ASSETS                                                             $ 1,912,518

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 1,912,590

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                     (72)

NET ASSETS, FOR 1,912,459 SHARES OUTSTANDING                           $ 1,912,518

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $1.00
SHARE ($1,912,518 (DIVIDED BY) 1,912,459 SHARES)


STATEMENT OF OPERATIONS
AMOUNT IN THOUSANDS YEAR ENDED APRIL 30, 1998

INTEREST INCOME                                                 $ 102,409

EXPENSES

MANAGEMENT FEE                                         $ 8,504

NON-INTERESTED TRUSTEES' COMPENSATION                   8

INTEREST                                                220

 TOTAL EXPENSES BEFORE REDUCTIONS                       8,732

 EXPENSE REDUCTIONS                                     (90)     8,642

NET INTEREST INCOME                                              93,767

NET REALIZED GAIN (LOSS) ON INVESTMENTS                          170

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 93,937


STATEMENT OF CHANGES IN NET ASSETS
AMOUNT IN THOUSANDS                                       YEAR ENDED    YEAR ENDED
                                                          APRIL 30,     APRIL 30,
                                                          1998          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 93,767      $ 90,435
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  170           24

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           93,937        90,459
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (93,767)      (90,435)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   1,866,456     2,044,938
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    90,721        87,196

 COST OF SHARES REDEEMED                                   (1,955,761)   (2,015,989)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,416         116,145
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,586         116,169

NET ASSETS

 BEGINNING OF PERIOD                                       1,910,932     1,794,763

 END OF PERIOD                                            $ 1,912,518   $ 1,910,932






FINANCIAL HIGHLIGHTS
                            YEARS ENDED APRIL 30,        NINE MONTH    YEARS ENDED JULY 31,
                                                         PERIOD ENDED
                                                         APRIL 30,

                              1998     1997     1996     1995          1994    1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000  $ 1.000  $ 1.000  $ 1.000     $ 1.000   $ 1.000
BEGINNING
OF PERIOD

INCOME FROM                    .050     .048     .051     .036        .030      .028
INVESTMENT
OPERATIONS
NET INTEREST
 INCOME



LESS DISTRIBUTIONS

 FROM NET INTEREST             (.050)   (.048)   (.051)   (.036)      (.030)    (.028)
 INCOME

NET ASSET VALUE, END          $ 1.000  $ 1.000  $ 1.000  $ 1.000     $ 1.000   $ 1.000
OF PERIOD

TOTAL RETURN B, C              5.08%    4.92%    5.25%    3.66%       2.99%     2.87%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 1,913  $ 1,911  $ 1,795  $ 1,678     $ 1,556   $ 1,749
PERIOD
(IN MILLIONS)

RATIO OF EXPENSES TO           .46%     .45%     .45%     .45% A, D   .45%  D   .42%   D
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .46%     .45%     .43% E   .45% A      .45%      .42%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          4.96%    4.82%    5.14%    4.85% A     2.94%     2.85%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. On April 30, 1998, the following reverse repurchase agreements were outstanding:
 DATE   MATURITY COLLATERAL COLLATERAL COLLATERAL
 ENTERED AMOUNT RATE DATE AMOUNT TYPE MATURITY DATE
 4/30/98 $42,945,000 3.50% 5/1/98 $50,000,000 U.S. Treasury Notes May
15, 1998
 4/30/98 $46,181,000 3.50% 5/1/98 $50,000,000 U.S. Treasury Notes June
30, 1998
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $35,000 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $90,000 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan U.S. Treasury Money Market Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Treasury Money Market Fund (a fund of Fidelity Hereford Street Trust) at April 30, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Treasury Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1998 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.
/s/Price Waterhouse LLP
Price Waterhouse LLP
Boston, Massachusetts
June 4, 1998
DISTRIBUTIONS


A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree
Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert Litterst, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
  for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE